Intangible Assets and Goodwill Future Amortization Expense Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 2.6
2014	2.0
2015	1.4
2016	1.0
2017	$ 0.6